UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Bermuda — 0.9%
Credicorp Ltd.	26,119	$ 1,949,261
Brazil — 15.8%
Banco Bradesco SA - ADR	158,337	2,622,062
Cia de Bebidas das Americas
(Preference Shares) - ADR	54,544	5,048,593
Cia Energetica de Minas
Gerais - ADR	122,753	2,046,292
Cyrela Brazil Realty SA	257,598	2,957,252
Hypermarcas SA (a)	153,423	1,767,010
Itau Unibanco Holdings SA - ADR	186,886	3,580,736
Lojas Renner SA	112,172	2,141,087
Petroleo Brasileiro SA - ADR	192,463	6,944,065
Tam SA (Preference Shares) - ADR	65,373	1,192,404
Tractebel Energia SA	168,502	1,808,380
Vale SA - ADR	248,833	5,618,649
		35,726,530
China — 8.8%
Bank of China Ltd.	11,619,000	5,558,008
China Coal Energy Co.	1,666,000	2,521,037
China Life Insurance Co., Ltd.	1,052,000	4,639,366
China Petroleum & Chemical Corp.	4,122,000	3,206,759
Guangzhou R&F Properties Co., Ltd.	1,279,200	1,798,965
Zhejiang Expressway Co., Ltd.	2,570,000	2,219,766
		19,943,901
Czech Republic — 2.7%
CEZ AS	70,063	3,387,343
Central European Media Enterprises
Ltd., Class A (a)	94,211	2,685,955
		6,073,298
Hong Kong — 5.1%
China Construction Bank, Class H	7,865,000	6,008,381
China Mobile Ltd.	382,990	3,598,088
China Resources Power Holdings Co.	957,800	1,844,603
		11,451,072
Hungary — 1.5%
OTP Bank Rt.	119,664	3,513,836
Israel — 2.8%
Teva Pharmaceutical Industries
Ltd. - ADR	111,280	6,311,801
Luxembourg — 1.4%
Tenaris SA - ADR	70,719	3,111,636
Mexico — 2.1%
America Movil, SA de CV - ADR	54,544	2,380,846

Common Stocks	Shares	Value
Mexico (concluded)
Fomento Economico Mexicano, SA
de CV - ADR	54,000	$ 2,276,640
		4,657,486
Panama — 1.2%
Copa Holdings SA, Class A	53,570	2,784,569
Russian — 10.3%
LUKOIL - ADR	55,851	3,105,316
MMC Norilsk Nickel – ADR (a)	147,593	2,295,071
Mechel OAO - ADR	123,962	2,453,208
Mobile Telesystems	38,422	1,835,803
OAO Gazprom - ADR	271,556	6,682,993
OAO Rosnft Oil Co. - GDR (a)	539,627	4,203,695
Sberbank	926,985	2,702,161
		23,278,247
South Africa — 6.5%
Aveng Ltd.	418,723	1,941,533
Barloworld Ltd.	120,114	708,750
FirstRand Ltd.	1,301,267	3,151,370
Gold Fields Ltd.	112,855	1,295,991
Gold Fields Ltd. - ADR	105,691	1,206,991
MTN Group Ltd.	305,507	4,361,306
Tiger Brands Ltd.	85,881	1,987,282
		14,653,223
South Korea — 13.8%
GS Engineering & Construction Corp.	40,952	3,120,682
Hana Financial Group, Inc.	99,760	2,840,347
Hyundai Development Co.	58,847	1,815,522
KT&G Corp.	39,932	2,319,142
NHN Corp. (a)	14,529	2,155,686
Samsung Electronics Co., Ltd.	13,042	8,763,061
Samsung Fire & Marine Insurance
Co., Ltd.	15,030	2,395,977
Shinhan Financial Group Co., Ltd.	107,823	3,764,880
Shinsegae Co., Ltd.	8,639	3,898,336
		31,073,633
Taiwan — 13.3%
China Steel Corp.	3,438,000	3,484,112
Delta Electronics, Inc.	934,000	2,812,501
Far Eastern New Century Corp.	2,370,060	2,590,269
Formosa Plastics Corp.	1,239,450	2,570,178
HON HAI Precision Industry Co., Ltd.	715,137	2,979,972
MediaTek, Inc.	240,000	3,872,117
Taiwan Semiconductor
Manufacturing Co., Ltd.	1,961,000	3,722,544
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	183,967	1,869,105
Uni-President Enterprises Corp.	2,219,608	2,366,547

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ADR	American Depository Receipts	HUF	Hungary Forint
CZK	Czech Republic Koruna	KRW	South Korean Won
GDR	Global Depository Receipts	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

BlackRock Global Emerging Markets Fund, Inc. January 31, 2010 1

Schedule of Investments (continued)

BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Taiwan (concluded)
Yuanta Financial Holding Co., Ltd.	5,719,000		$ 3,627,880
			29,895,225
United States — 3.3%
Central European Distribution
Corp. (a)		105,752	3,389,352
Focus Media Holding Ltd. - ADR (a)		151,867	2,038,055
Melco Crown Entertainment
Ltd. – ADR (a)		540,103	1,928,168
			7,355,575
Total Common Stocks – 89.5%			201,779,293
		Par
Structured Notes		(000)
Cayman Islands — 0.9%
Morgan Stanley BV (Rota India Ltd.),
due 5/26/14 (a)	USD	478	2,116,778
India — 9.0%
Citigroup Global Markets Holdings,
Inc. (Sterlite Industries (India)
Ltd.) due 10/24/12 (a)		180	2,920,665
Deutsch Bank AG (Axis Bank), due
8/17/17 (a)		223	4,917,821
Deutsche Bank AG (Commercial
Bank of Qatar Inc.),
due 5/26/17 (a)		154	2,643,184
Morgan Stanley BV (Industries Qatar
PN), due 11/23/10 (a)		110	3,128,621
Morgan Stanley Asia Product
due 7/03/14		371	2,012,638
UBS AG (Hindustan Unilever Ltd.),
due 6/29/10		400	2,111,656
UBS AG (Glenmark Pharmaceuticals
Ltd.)
due 12/18/12		474	2,484,539
			20,219,124
South Africa — 0.3%
Deutsche Bank AG (Naspers
Ltd./Tencent Holdings Ltd.),
due 8/26/10 (a)	ZAR	99	647,992
United Kingdom – 0.7%
HSBC Bank Plc (Schouh Real
Estate), due 5/06/11 (a)	USD	2,569	1,622,813
Total Structured Notes – 10.9%			24,606,707
Total Investments
(Cost – $193,128,204*) – 100.4%			226,386,000
Liabilities in Excess of Other Assets – (0.4)%			(1,018,788)
Net Assets – 100.0%			$ 225,367,212

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost				$ 203,084,095
Gross unrealized appreciation				$ 29,487,976
Gross unrealized depreciation					(6,186,071)
Net unrealized appreciation				$ 23,301,905
(a) Non-income producing security.
• Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
were as follows:
Affiliate			Net Activity		Income
BlackRock Liquidity Funds,
TempFund, Institutional Class		$ (6,661,505)$			1,921
• Foreign currency exchange contracts as of January 31, 2010 were as follows:
					Unrealized
Currency		Currency	Counter- Settlement Appreciation
Purchased		Sold	party	Date (Depreciation)
USD	736,256 HKD	5,719,606 Bank of New		2/01/10	$(432)
			York
USD	88,239 HUF	17,155,483 State Street		2/01/10	597
			Bank and
			Trust Co.
USD	250,228 KRW 290,264,852		Brown	2/01/10	377
			Brothers
			Harriman &
			Co.
USD	687,141 CZK	12,940,935 State Street		2/02/10	2,639
			Bank and
			Trust Co.
USD	836,935 HKD	6,499,474 Street Bank		2/02/10	(199)
			and Trust
			Co.
USD	829,049 KRW 972,474,630		Brown	2/02/10	(8,028)
			Brothers
			Harriman &
			Co.
USD	91,896 CZK	1,730,408 Street Bank		2/03/10	369
			and Trust
			Co.
USD	93,356 HUF	18,224,974 Street Bank		2/03/10	282
			and Trust
			Co.
ZAR 7,830,000 USD		1,027,838 Street Bank		2/03/10	(1,789)
			and Trust
			Co.
USD	128,807 ZAR	981,770 Street Bank		2/04/10	181
			and Trust
			Co.
USD	62,587 ZAR	475,804	Goldman	2/04/10	249
			Sachs Bank
			USA
USD	765,743 ZAR 5,804,023		Street Bank	2/05/10	5,477
			and Trust
			Co.
Total				$ (277)

2 BlackRock Global Emerging Markets Fund, Inc. January 31, 2010

Schedule of Investments (concluded)

BlackRock Global Emerging Markets Fund, Inc.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks:
Bermuda	$ 1,949,261
Brazil	35,726,530
Czech Republic	2,685,955
Israel	6,311,801
Luxembourg	3,111,636
Mexico	4,657,486
Panama	2,784,569
Russia	23,278,247
South Africa	1,206,991
Taiwan	1,869,105
United States	7,355,575
Total Level 1	90,937,156
Level 2
Long-Term Investments:
Common Stocks:
China	19,943,901
Czech Republic	3,387,343
Hong Kong	11,451,072
Hungary	3,513,836
South Africa	13,446,232
South Korea	31,073,633
Taiwan	28,026,120
Structured Notes:
Total Level 2	110,842,137

		Investments in
Valuation Inputs		Securities
		Assets
Level 3
Long-Term Investments:
Structured Notes:
Cayman Islands	$ 2,116,778
India		20,219,124
South Africa		647,992
United Kingdom		1,622,813
Total Level 3		24,606,707
Total	$ 226,386,000
	Other Financial Instruments [1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 10,171$	(10,448)
Level 3	-	-
Total	$ 10,171 $	(10,448)
[1]Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:
	Investments in
		Securities
		Assets
Balance, as of October 31, 2009	$ 18,760,194
Accrued discounts/premiums		-
Realized gain (loss)		723,140
Change in unrealized appreciation/depreciation[2]		(1,044,744)
Net purchases (sales)		(3,227,951)
Net transfers in/out Level 3		2,787,236
Balance, as of January 31, 2010	$ 17,997,874
[2]The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $ (1,145,263).

BlackRock Global Emerging Markets Fund, Inc. January 31, 2010 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: March 19, 2010